PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment

	March 31, 2026	December 31, 2025	Useful Lives
Equipment	$140,441	$140,441	5 to 20 years
Equipment – Turkey	1,031,512	1,031,512	5 to 20 years
Vehicles	6,000	6,000	5 to 15 years
Less accumulated depreciation	(27,393)	(26,722)	—
Property and equipment, net	$1,150,560	$1,151,231	—

	December 31, 2025	December 31, 2024	Useful lifes
Equipment	$140,441	$600,398	5 to 20 years
Equipment - Turkey	1,031,512	170,162	5 to 20 years
Vehicles	6,000	6,000	5 to 15 years
Less accumulated depreciation	(26,722)	—
Total	$1,151,231	$776,560